Supplement dated October 6, 2022
to the Statement of Additional Information (SAI), dated October 1, 2022, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia Multi Strategy Alternatives Fund
Multi-Manager (MM) Growth Strategies Fund
Effective immediately, the information in the "Subadvisers and Subadvisory Agreement Fee Schedules or Effective Fee Rates" table under the subsection "Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements" of the SAI with respect to MM Growth Strategies Fund is hereby superseded and replaced with the following:
Fund	Current Subadvisers	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
For Funds with fiscal period ending March 31
MM Growth Strategies Fund	JPMIM (effective October 3, 2022) Loomis Sayles (effective December 11, 2013) Los Angeles Capital (effective February 7, 2017)	S A B	0.218% (d)
(d)	The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund beginning October 3, 2022.
The rest of the section remains the same.
Effective immediately, with respect to MM Growth Strategies Fund, all references to Columbia Management portfolio managers is hereby superseded and replaced with the table below. Additionally, with respect to Columbia Multi Strategy Alternatives Fund, the information regarding PGIM Quantitative Solutions portfolio managers is hereby superseded and replaced with the table below.
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending March 31 – Information is as of March 31, 2022, unless otherwise noted
MM Growth Strategies Fund	JPMIM: Giri Devulapally(l)	5 RICs 6 PIVs 26 other accounts	$36.53 billion $3.14 billion $9.63 billion	None	None	JPMIM	JPMIM
	Holly Fleiss(l)	4 RICs 3 PIVs 22 other accounts	$36.17 billion $6.43 billion $7.95 billion	1 other account ($1.56 B)	None
	Larry Lee(l)	5 RICs 2 PIVs 22 other accounts	$49.80 billion $3.08 billion $7.95 billion	None	None
	Joseph Wilson(l)	4 RICs 3 PIVs 27 other accounts	$36.17 billion $8.09 billion $10.71 billion	None	None
SUP910_00_037_(10/22)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2022, unless otherwise noted
Multi Strategy Alternatives Fund	PGIM Quantitative Solutions: Marco Aiolfi	35 RICs 7 PIVs 11 other accounts	$58.88 billion $2.31 billion $788.56 million	None	None	PGIM Quantitative Solutions	PGIM Quantitative Solutions
	Edward Tostanoski III(l)	38 RICs 7 PIVs 12 other accounts	$60.93 billion $2.32 billion $850.46 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(l)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of July 31, 2022.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_037_(10/22)
2